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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adrian Bruengger

Title:       SIGNING AUTHORITY
             ----------------
Phone:       41 (01) 267 67 00

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
Signature, Place, and Date of Signing:     /s/Adrian Bruengger
                                           -------------------------------------
                                           Schaffhausen, Switzerland, August 10, 2004
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $1,402,363
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                 BB BIOTECH AG

                           FORM 13F INFORMATION TABLE


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
      COLUMN 1          COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5             COLUMN 6   COLUMN 7             COLUMN 8
      --------          --------   --------    --------        --------            ----------  --------             --------
                         TITLE                  VALUE      SHS OR      SH/   PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
   NAME OF ISSUER       OF CLASS    CUSIP      (x$1000)   PRN AMT      PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
   --------------       --------    -----      --------   -------      ---   ----  ----------  --------   ------    ------     ----

Amgen Inc.                 COM     031162100    54,570    1,000,000     SH          DEFINED       1       1,000,000     NONE    NONE

AtheroGenics, Inc.         COM     047439104    39,012    2,050,000     SH          DEFINED       3       2,050,000     NONE    NONE

Biogen Idec Inc.           COM     09062X103   164,450    2,600,000     SH          DEFINED       1       2,600,000     NONE    NONE

Celgene Corporation        COM     151020104   165,516    2,890,600     SH          DEFINED       2       2,890,600     NONE    NONE

Cell Therapeutics, Inc.    COM     150934107    22,110    3,000,000     SH          DEFINED       3       3,000,000     NONE    NONE

DURECT Corporation         COM     266605104     7,802    2,254,957     SH          DEFINED       3       2,254,957     NONE    NONE

Elan Corporation, plc      COM     284131208     5,096      206,000     SH          DEFINED       2         206,000     NONE    NONE

EyeTech                    COM     302297106   149,205    3,476,362     SH          DEFINED       4       3,476,362     NONE    NONE
Pharmaceuticals, Inc.

Genzyme Corporation        COM     372917104   105,499    2,229,000     SH          DEFINED       1       2,229,000     NONE    NONE

Gilead Sciences, Inc.      COM     375558103   201,000    3,000,000     SH          DEFINED       1       3,000,000     NONE    NONE

ICOS Corporation           COM     449295104    59,680    2,000,000     SH          DEFINED       3       2,000,000     NONE    NONE

Ligand Pharmaceuticals     COM     53220K207   111,232    6,400,000     SH          DEFINED       2       6,400,000     NONE    NONE
Incorporated

Pozen Inc.                 COM     73941U102    15,186    2,217,000     SH          DEFINED       3       2,217,000     NONE    NONE

Sepracor Inc.              COM     817315104   158,700    3,000,000     SH          DEFINED       1       3,000,000     NONE    NONE

Telik, Inc.                COM     87959M109     4,975      208,400     SH          DEFINED       3         208,400     NONE    NONE

The Medicines Company      COM     584688105   124,300    4,074,075     SH          DEFINED       3       4,074,075     NONE    NONE

Virologic, Inc.            COM     92823R201    14,030    5,726,430     SH          DEFINED      3,4      5,726,430     NONE    NONE

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